Loans (Classifications of Loans) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate - Commercial	$ 324,385,283	$ 273,101,082	$ 153,526,907	$ 124,002,072
Real estate - Construction	52,097,620	51,662,538	24,377,690	30,872,499
Real estate - Residential	91,996,841	96,723,708	27,081,399	23,350,018
Commercial	95,946,143	107,125,895	83,523,056	74,174,400
Consumer	12,247,577	13,674,025	13,079,878	14,622,153
Total Financing Receivables	576,673,464	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(4,493,748)	(3,741,271)	(2,468,476)	(2,481,716)	(1,983,751)
Deferred loan costs, net	967,685	751,689	485,976	469,243
Loans and Leases Receivable, Net Reported Amount, Total	573,147,401	539,297,666	299,606,430	265,008,669
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate - Commercial	257,162,870	200,955,448
Real estate - Construction	47,596,991	42,665,407
Real estate - Residential	36,592,811	31,083,835
Commercial	85,323,845	90,795,904
Consumer	11,029,790	11,652,628
Total Financing Receivables	437,706,307	377,153,222
Allowance for loan losses	(3,673,881)	(3,693,636)
Deferred loan costs, net	967,685	751,689
Loans and Leases Receivable, Net Reported Amount, Total	435,000,111	374,211,275
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate - Commercial	67,222,413	72,145,634
Real estate - Construction	4,500,629	8,997,131
Real estate - Residential	55,404,030	65,639,873
Commercial	10,622,298	16,329,991
Consumer	1,217,787	2,021,397
Total Financing Receivables	138,967,157	165,134,026
Allowance for loan losses	(819,867)	(47,635)
Loans and Leases Receivable, Net Reported Amount, Total	$ 138,147,290	$ 165,086,391